Property, plant and equipment and right-of-use assets (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Changes in property, plant and equipment [abstract]
Beginning balance			$ 1,322.2	[1]	$ 1,709.7
Transfers		$ 71.9
Ending balance			816.1		1,322.2	[1]
Changes in right-of-use assets [abstract]
Beginning balance	[1]		699.1
Ending balance			369.9		699.1	[1]
Cost
Changes in property, plant and equipment [abstract]
Beginning balance			2,459.2		2,935.6
Additions during the period			204.7		224.6
Reclassification			107.5
Transfer from advance payments			42.5		51.8
Disposals			(42.0)		(22.5)
Disposal of subsidiary			(102.4)		(63.5)
Exchange differences			277.9		(666.8)
Reclassified to assets held for sale			(1,020.7)
Ending balance			1,926.7		2,459.2
Changes in right-of-use assets [abstract]
Beginning balance			919.5		1,117.0
Additions during the year			139.5		154.5
Reclassification			(107.5)
Disposals			(74.0)		(99.6)
Disposal of subsidiary			(26.9)		(52.0)
Exchange differences			106.6		(200.4)
Reclassified to assets held for sale			(419.4)
Ending balance			537.8		919.5
Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance			(1,137.0)		(1,225.8)
Reclassification			(35.9)
Charge for the period			241.1		221.9
Impairment			3.4		12.0
Disposals			43.5		19.4
Disposal of subsidiary			50.3		25.6
Exchange differences			(131.2)		277.7
Reclassified to assets held for sale			344.2
Ending balance			(1,110.6)		(1,137.0)
Changes in right-of-use assets [abstract]
Beginning balance			(220.4)		(230.1)
Reclassification			35.9
Charge for the year			77.3		95.4
Impairment			1.3		1.8
Disposals			25.7		35.3
Disposal of subsidiary			10.1		27.5
Exchange differences			(25.9)		44.1
Reclassified to assets held for sale			85.3
Ending balance			(167.9)		(220.4)
Restatement amount
Changes in property, plant and equipment [abstract]
Beginning balance			(30.5)		(30.5)
Ending balance					(30.5)
Towers and tower equipment
Changes in property, plant and equipment [abstract]
Beginning balance			882.2
Ending balance			650.9		882.2
Towers and tower equipment | Cost
Changes in property, plant and equipment [abstract]
Beginning balance			1,866.1		2,191.0
Additions during the period			6.1		28.7
Reclassification			241.5		141.5
Transfer from advance payments			35.1		38.9
Disposals			(38.0)		(20.0)
Disposal of subsidiary			(96.9)		(61.7)
Exchange differences			203.6		(452.3)
Reclassified to assets held for sale			(507.2)
Ending balance			1,710.3		1,866.1
Towers and tower equipment | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance			(983.9)		(1,096.3)
Reclassification			(35.9)
Charge for the period			165.9		150.1
Impairment			3.4		11.6
Disposals			39.7		17.4
Disposal of subsidiary			49.0		25.2
Exchange differences			(105.9)		231.5
Reclassified to assets held for sale			146.9
Ending balance			(1,059.4)		(983.9)
Fiber assets
Changes in property, plant and equipment [abstract]
Beginning balance			283.0
Ending balance			48.4		283.0
Fiber assets | Cost
Changes in property, plant and equipment [abstract]
Beginning balance			391.7		448.8
Additions during the period			9.2		8.6
Reclassification			29.8		39.9
Transfer from advance payments			4.3		14.7
Disposals					(0.5)
Exchange differences			54.4		(119.8)
Reclassified to assets held for sale			(420.0)
Ending balance			69.4		391.7
Fiber assets | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance			(108.7)		(96.4)
Charge for the period			66.9		49.1
Impairment					0.4
Disposals					0.4
Exchange differences			(20.5)		36.8
Reclassified to assets held for sale			175.1
Ending balance			(21.0)		(108.7)
Land and buildings
Changes in property, plant and equipment [abstract]
Beginning balance			26.5
Ending balance			24.7		26.5
Land and buildings | Cost
Changes in property, plant and equipment [abstract]
Beginning balance			27.5		39.3
Additions during the period			0.3		2.1
Reclassification			10.0		0.4
Transfer from advance payments			2.0		0.2
Disposal of subsidiary			(0.7)
Exchange differences			3.0		(14.5)
Reclassified to assets held for sale			(15.6)
Ending balance			26.5		27.5
Land and buildings | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance			(1.0)		(1.2)
Charge for the period			0.9		0.3
Exchange differences			(0.2)		0.5
Reclassified to assets held for sale			0.3
Ending balance			(1.8)		(1.0)
Furniture and office equipment
Changes in property, plant and equipment [abstract]
Beginning balance			6.5
Ending balance			3.9		6.5
Furniture and office equipment | Cost
Changes in property, plant and equipment [abstract]
Beginning balance			38.7		24.4
Additions during the period					2.6
Reclassification			16.4		20.8
Transfer from advance payments			2.8
Disposals			(2.6)		(1.3)
Disposal of subsidiary			(0.7)		(1.1)
Exchange differences			2.9		(6.7)
Reclassified to assets held for sale			(37.4)
Ending balance			20.1		38.7
Furniture and office equipment | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance			(32.2)		(19.1)
Charge for the period			5.7		20.2
Disposals			2.5		1.0
Disposal of subsidiary			0.7		0.4
Exchange differences			(3.4)		5.7
Reclassified to assets held for sale			21.9
Ending balance			(16.2)		(32.2)
Motor vehicles
Changes in property, plant and equipment [abstract]
Beginning balance			3.3
Ending balance			1.8		3.3
Motor vehicles | Cost
Changes in property, plant and equipment [abstract]
Beginning balance			14.5		19.4
Additions during the period					1.0
Disposals			(1.4)		(0.7)
Disposal of subsidiary			(0.6)
Exchange differences			1.5		(5.2)
Ending balance			14.0		14.5
Motor vehicles | Accumulated depreciation and impairment
Changes in property, plant and equipment [abstract]
Beginning balance			(11.2)		(12.8)
Charge for the period			1.7		2.2
Disposals			1.3		0.6
Disposal of subsidiary			0.6
Exchange differences			(1.2)		3.2
Ending balance			(12.2)		(11.2)
Capital work in progress
Changes in property, plant and equipment [abstract]
Beginning balance			120.7
Ending balance			86.4		120.7
Capital work in progress | Cost
Changes in property, plant and equipment [abstract]
Beginning balance			120.7		212.7
Additions during the period			189.1		181.6
Reclassification			(190.2)		(202.6)
Transfer from advance payments			(1.7)		(2.0)
Disposal of subsidiary			(3.5)		(0.7)
Exchange differences			12.5		(68.3)
Reclassified to assets held for sale			(40.5)
Ending balance			$ 86.4		$ 120.7

[1]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)